Loss Per Share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Loss per share
11.	Loss per share
Basic loss per share is computed by dividing loss for the year by the weighted average number of ordinary shares outstanding during the period.
Diluted loss per share is computed by adjusting the calculation of basic loss per share for the effects of dilutive potential ordinary shares from financial instruments that may be converted or exercised into ordinary shares of the Group. For the year ended 31 December 2022
,
148,857,998
potential ordinary shares pursuant to the RSUs, Senior Bond Warrants,
Aztiq Convertible Bond, December Convertible Bonds, OACB Warrants
, Predecessor Earn Out Shares, and OACB Earn Out Shares were excluded in the calculation of diluted loss per share, since the effect of doing so would result in a reduction of loss per share and thus be antidilutive. For the year ended 31 December 2021, there were no potential ordinary shares pursuant to such agreements as all conversion, warrant and funding rights associated with these agreements had been exercised or otherwise expired (refer to Note 21 for further details). Therefore, the calculation of diluted loss per share did not differ from the calculation of basic loss per share. For the year ended 31 December 2020 there were 57,084,128 potential ordinary shares pursuant to convertible shareholder loan agreements, convertible bond agreements and warrant agreements, respectively, were not included in the calculation of diluted loss per share, since the effect of doing so would result in a reduction of loss per share and thus be antidilutive.

The calculation of basic and diluted loss per share for the years ended 31 December 2022, 2021, and 2020 is as follows (in thousands, except for share and per share amounts):

	2022	2021	2020
Earnings
Loss for the year	(513,580)	(101,504)	(170,044)
Number of shares
Weighted average number of ordinary shares outstanding	197,721,710	110,673,309	93,648,813

Basic and diluted loss per share	(2.60)	(0.92)	(1.82)